Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Nov. 14, 2014
Document Effective Date	Nov. 16, 2014
Prospectus Date	Dec. 01, 2014
AllianzGI Best Styles Emerging Markets Equity Fund | Class P
Risk/Return:
Trading Symbol	ASMPX
AllianzGI Best Styles Emerging Markets Equity Fund | Class R6
Risk/Return:
Trading Symbol	ABSTX
AllianzGI Best Styles Emerging Markets Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	AEMKX
AllianzGI Best Styles Global Equity Fund | Class P
Risk/Return:
Trading Symbol	ALGPX
AllianzGI Best Styles International Equity Fund | Class P
Risk/Return:
Trading Symbol	ASQPX
AllianzGI Best Styles International Equity Fund | Class R6
Risk/Return:
Trading Symbol	ASESX
AllianzGI Best Styles International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ASTYX
AllianzGI Best Styles U.S. Equity Fund | Class R6
Risk/Return:
Trading Symbol	ALSEX
AllianzGI Best Styles U.S. Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	ABTLX
AllianzGI Best Styles U.S. Equity Fund | Class P
Risk/Return:
Trading Symbol	ALBPX
AllianzGI Emerging Markets Consumer Fund | Class A
Risk/Return:
Trading Symbol	AMMAX
AllianzGI Emerging Markets Consumer Fund | Institutional Class
Risk/Return:
Trading Symbol	AERIX
AllianzGI Emerging Markets Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ALMMX
AllianzGI Emerging Markets Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALAIX
AllianzGI Global Sustainability Fund | Class A
Risk/Return:
Trading Symbol	ASUAX
AllianzGI Global Sustainability Fund | Institutional Class
Risk/Return:
Trading Symbol	ASTNX
AllianzGI Global Sustainability Fund | Class P
Risk/Return:
Trading Symbol	ASTPX